Guarantees and Contingent Liabilities - Future Minimum Payments Under Capital Leases and Noncancelable Operating Leases (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Capital Leases
Capital Leases, 2018	$ 17
Capital Leases, 2019	16
Capital Leases, 2020	14
Capital Leases, 2021	11
Capital Leases, 2022	9
Capital Leases, Thereafter	35
Total minimum capital lease payments	102
Less amount representing interest	34
Present value of net minimum capital lease payments	68
Operating Leases
Operating Leases, 2018	277
Operating Leases, 2019	250
Operating Leases, 2020	210
Operating Leases, 2021	185
Operating Leases, 2022	159
Operating Leases, Thereafter	563
Total minimum operating lease payments	$ 1,644